SP 500 Pure Growth Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.76%	11.29%		11.10%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	26.66%	9.52%		9.29%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.66%	9.04%		8.44%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	7.35%		7.23%